Income Tax Benefit - Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 22,555,720	$ 22,570,838	$ 11,654,672
Unused amount	15,892,003	17,477,407	9,437,971
Unrecognized deferred tax assets	15,797,606	16,663,570	9,437,971
2013 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed			58,807
Unused amount			58,807
Unrecognized deferred tax assets			$ 58,807
Expiry year			2023
2014 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed		395,842	$ 395,842
Unused amount		395,842	395,842
Unrecognized deferred tax assets		$ 395,842	$ 395,842
Expiry year		2024	2024
2015 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	723,694	$ 772,710	$ 772,710
Unused amount	723,694	772,710	772,710
Unrecognized deferred tax assets	$ 723,694	$ 772,710	$ 772,710
Expiry year	2025	2025	2025
2016 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 857,332	$ 702,197	$ 703,436
Unused amount	857,332	702,197	702,166
Unrecognized deferred tax assets	$ 857,332	$ 702,197	$ 702,166
Expiry year	2026	2026	2026
2017 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,424,442	$ 1,270,776	$ 1,435,815
Unused amount	1,424,442	1,270,776	1,270,740
Unrecognized deferred tax assets	$ 1,424,442	$ 1,270,776	$ 1,270,740
Expiry year	2027	2027	2027
2018 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,384,411	$ 2,343,360	$ 1,038,026
Unused amount	1,365,260	1,217,336	973,963
Unrecognized deferred tax assets	$ 1,270,863	$ 973,999	$ 973,963
Expiry year	2028	2028	2028
2019 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,598,734	$ 1,640,432	$ 1,020,392
Unused amount	1,561,769	1,541,734	938,628
Unrecognized deferred tax assets	$ 1,561,769	$ 1,322,884	$ 938,628
Expiry year	2029	2029	2029
2020 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,952,000	$ 1,743,853	$ 1,397,935
Unused amount	1,952,000	1,743,853	1,397,935
Unrecognized deferred tax assets	$ 1,952,000	$ 1,743,853	$ 1,397,935
Expiry year	2030	2030	2030
2021 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,418,199	$ 3,115,008	$ 1,444,725
Unused amount	1,928,952	2,343,174	1,213,442
Unrecognized deferred tax assets	$ 1,928,952	$ 2,343,174	$ 1,213,442
Expiry year	2031	2031	2031
2022 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,821,925	$ 3,473,641	$ 3,386,984
Unused amount	577,879	1,692,838	1,713,738
Unrecognized deferred tax assets	$ 577,879	$ 1,692,838	$ 1,713,738
Expiry year	2032	2032	2032
2023 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 3,997,369	$ 7,113,019
Unused amount	1,184,498	5,796,947
Unrecognized deferred tax assets	$ 1,184,498	$ 5,445,297
Expiry year	2033	2033
2024 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 4,377,614
Unused amount	4,316,177
Unrecognized deferred tax assets	$ 4,316,177
Expiry year	2034